Average Annual Total Returns{- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund AMCIZ PRO-12 - Fidelity® Small Cap Growth Fund	Fidelity Small Cap Growth Fund-Class A Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Class A Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund-Class A Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Small Cap Growth Fund-Class M Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Class M Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund-Class M Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Class C Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Class C Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund-Class C Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund - Class I Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund - Class I Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund - Class I Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Class Z Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Class Z Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Class Z Return Before Taxes Since Inception		Fidelity Small Cap Growth Fund-Class Z Return Before Taxes Inception Date	RS014 Past 1 year	RS014 Past 5 years	RS014 Past 10 years
Total	3.91%	18.65%	16.52%	(1.32%)	15.38%	13.87%	4.36%	14.17%	12.94%	6.09%	18.89%	16.48%	8.46%	19.14%	16.49%	10.50%	20.38%	17.54%	10.68%		20.06%	[1]	Feb. 01, 2017	2.83%	14.53%	14.14%

[1]	(a)Since inception February 1, 2017.